 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending April 30, 2004:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
4/05/2004	Shares of beneficial interest	19,000	6.8	7.48	Merrill Lynch
4/06/2004	Shares of beneficial interest	19,000	6.75	7.50	Merrill Lynch
4/07/2004	Shares of beneficial interest	7,400	6.75	7.50	Merrill Lynch
4/08/2004	Shares of beneficial interest	14,000	6.75	7.49	Merrill Lynch
4/12/2004	Shares of beneficial interest	10,100	6.74	7.49	Merrill Lynch
4/13/2004	Shares of beneficial interest	21,000	6.71	7.43	Merrill Lynch
4/14/2004	Shares of beneficial interest	21,000	6.61	7.41	Merrill Lynch
4/19/2004	Shares of beneficial interest	28,000	6.66	7.42	Merrill Lynch
4/20/2004	Shares of beneficial interest	23,600	6.64	7.41	Merrill Lynch
4/21/2004	Shares of beneficial interest	28,000	6.58	7.40	Merrill Lynch
4/23/2004	Shares of beneficial interest	50,000	6.58	7.39	Merrill Lynch
4/27/2004	Shares of beneficial interest	11,200	6.56	7.40	Merrill Lynch
4/28/2004	Shares of beneficial interest	27,700	6.55	7.38	Merrill Lynch
4/30/2004	Shares of beneficial interest	37,000	6.57	7.37	Merrill Lynch

Total Shares Repurchased: 317,000

Remarks? (none)

Stephanie DeSisto, Assistant Treasurer
MFS Investment Management